SHARE-BASED COMPENSATION (Details Narrative)		1 Months Ended		12 Months Ended
	Jan. 01, 2023 $ / shares shares	Jul. 31, 2021	Dec. 31, 2019 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity interest changed to ordinary shares		One share of equity interest changed to 98.69 ordinary shares of the Company
Compensation expense | $					$ 6,122,348	$ 165,721
2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares
Options granted | shares	1,725,132
2019 Plan [Member] | Shenzhen VF [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incentive platform | ¥			¥ 1
Shenzhen VF [Member] | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity interest ownership percentage							15.00%
Wuhan ESVF [Member] | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity interest ownership percentage							7.5952%